RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Number of subordinated notes, due to related parties, retired (in Notes)	3
Outstanding aggregate balance	$ 2,180	$ 3,982
Interest expense	$ 354	$ 596